UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

1.833435.108

ADESII-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	221,761	$ 7,433,429
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	36,400	3,666,936
Yum! Brands, Inc.	313,324	25,441,909
Zoe's Kitchen, Inc. (d)	29,600	1,017,648
		30,126,493
Media - 3.0%
Comcast Corp.:
Class A	1,040,300	55,843,304
Class A (special) (non-vtg.)	6,100	325,313
Discovery Communications, Inc. Class A (a)	13,600	1,010,208
Gray Television, Inc. (a)	48,400	635,492
Time Warner, Inc.	519,110	36,467,478
		94,281,795
Multiline Retail - 2.1%
Dollar General Corp. (a)	80,000	4,588,800
Target Corp.	1,041,850	60,375,208
		64,964,008
Specialty Retail - 1.5%
Lowe's Companies, Inc.	804,300	38,598,357
Sally Beauty Holdings, Inc. (a)	128,000	3,210,240
Staples, Inc.	344,100	3,730,044
		45,538,641
TOTAL CONSUMER DISCRETIONARY		242,344,366
CONSUMER STAPLES - 10.8%
Beverages - 3.3%
Diageo PLC	358,576	11,420,323
Molson Coors Brewing Co. Class B	23,300	1,727,928
Monster Beverage Corp. (a)	73,800	5,242,014
PepsiCo, Inc.	281,900	25,184,946
Pernod Ricard SA (d)	41,293	4,958,778
Remy Cointreau SA	33,400	3,072,909
SABMiller PLC	249,100	14,443,374
The Coca-Cola Co.	862,200	36,522,792
		102,573,064
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	219,200	16,521,104
Walgreen Co.	330,200	24,477,726
Whole Foods Market, Inc.	25,000	965,750
		41,964,580
Food Products - 0.5%
Kellogg Co.	193,300	12,699,810
Mead Johnson Nutrition Co. Class A	34,268	3,192,750
		15,892,560

	Shares	Value
Household Products - 1.4%
Procter & Gamble Co.	552,200	$ 43,397,398
Tobacco - 4.2%
British American Tobacco PLC sponsored ADR	394,664	46,996,589
Lorillard, Inc.	606,024	36,949,283
Philip Morris International, Inc.	341,244	28,770,282
Reynolds American, Inc.	261,800	15,799,630
		128,515,784
TOTAL CONSUMER STAPLES		332,343,386
ENERGY - 11.9%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	184,800	12,512,808
Ensco PLC Class A	197,000	10,947,290
National Oilwell Varco, Inc.	104,100	8,572,635
Oceaneering International, Inc.	48,500	3,789,305
Schlumberger Ltd.	155,200	18,305,840
		54,127,878
Oil, Gas & Consumable Fuels - 10.1%
Amyris, Inc. (a)(d)	1,866,223	6,961,012
Anadarko Petroleum Corp.	65,800	7,203,126
Apache Corp.	360,100	36,233,262
BG Group PLC	1,589,298	33,591,069
Canadian Natural Resources Ltd.	526,400	24,187,613
Chevron Corp.	492,527	64,299,400
Exxon Mobil Corp.	115,000	11,578,200
Imperial Oil Ltd.	358,400	18,886,493
Markwest Energy Partners LP	82,200	5,883,876
Occidental Petroleum Corp.	372,000	38,178,360
Peabody Energy Corp.	378,700	6,191,745
Suncor Energy, Inc.	805,700	34,355,794
The Williams Companies, Inc.	433,058	25,208,306
		312,758,256
TOTAL ENERGY		366,886,134
FINANCIALS - 18.4%
Banks - 11.1%
Bank of America Corp.	3,470,600	53,343,122
Citigroup, Inc.	1,388,004	65,374,988
JPMorgan Chase & Co.	2,129,610	122,708,127
PNC Financial Services Group, Inc.	143,926	12,816,610
Standard Chartered PLC (United Kingdom)	1,300,483	26,574,221
SunTrust Banks, Inc.	200,600	8,036,036
U.S. Bancorp	426,742	18,486,463
Wells Fargo & Co.	673,450	35,396,532
		342,736,099
Capital Markets - 4.0%
BlackRock, Inc. Class A	15,100	4,825,960
Charles Schwab Corp.	828,255	22,304,907
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	201,500	$ 4,283,890
Goldman Sachs Group, Inc.	19,400	3,248,336
KKR & Co. LP	303,082	7,373,985
Morgan Stanley, Inc.	887,300	28,686,409
Northern Trust Corp.	266,695	17,124,486
State Street Corp.	524,090	35,250,293
		123,098,266
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	160,900	4,175,355
Insurance - 2.9%
AIA Group Ltd.	57,200	287,461
American International Group, Inc.	403,600	22,028,488
Genworth Financial, Inc. Class A (a)	1,039,200	18,082,080
Lincoln National Corp.	216,400	11,131,616
MetLife, Inc.	719,600	39,980,976
		91,510,621
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	796,844	7,362,839
Radian Group, Inc.	52,300	774,563
		8,137,402
TOTAL FINANCIALS		569,657,743
HEALTH CARE - 13.4%
Biotechnology - 3.2%
Aegerion Pharmaceuticals, Inc. (a)	97,974	3,143,986
Alnylam Pharmaceuticals, Inc. (a)	38,200	2,413,094
Amgen, Inc.	238,715	28,256,695
BioCryst Pharmaceuticals, Inc. (a)	326,900	4,167,975
Biogen Idec, Inc. (a)	29,200	9,207,052
Clovis Oncology, Inc. (a)	202,100	8,368,961
Discovery Laboratories, Inc. (a)	102,512	182,471
Insmed, Inc. (a)	101,775	2,033,465
Intercept Pharmaceuticals, Inc. (a)	136,100	32,205,343
MEI Pharma, Inc. (a)	789,219	5,003,648
Synageva BioPharma Corp. (a)	25,125	2,633,100
XOMA Corp. (a)	484,248	2,222,698
		99,838,488
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	250,200	10,233,180
Accuray, Inc. (a)	548,800	4,829,440
Alere, Inc. (a)	1,019,150	38,136,593
Boston Scientific Corp. (a)	1,987,651	25,382,303
Edwards Lifesciences Corp. (a)	176,612	15,160,374
St. Jude Medical, Inc.	163,500	11,322,375
Zimmer Holdings, Inc.	47,400	4,922,964
		109,987,229
Health Care Providers & Services - 2.9%
Catamaran Corp. (a)	142,100	6,275,012

	Shares	Value
China Cord Blood Corp. (a)	294,100	$ 1,623,432
Community Health Systems, Inc. (a)	205,700	9,332,609
Express Scripts Holding Co. (a)	279,700	19,391,601
McKesson Corp.	135,080	25,153,247
Quest Diagnostics, Inc.	107,914	6,333,473
UnitedHealth Group, Inc.	248,900	20,347,575
		88,456,949
Health Care Technology - 0.3%
MedAssets, Inc. (a)	481,089	10,988,073
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	45,000	2,119,950
Pharmaceuticals - 3.4%
AbbVie, Inc.	57,500	3,245,300
Actavis PLC (a)	54,400	12,133,920
Cardiome Pharma Corp. (a)	272,137	2,142,309
GlaxoSmithKline PLC sponsored ADR	452,500	24,199,700
Jazz Pharmaceuticals PLC (a)	46,900	6,894,769
Johnson & Johnson	143,760	15,040,171
Merck & Co., Inc.	89,305	5,166,294
Novartis AG sponsored ADR	97,791	8,853,019
Teva Pharmaceutical Industries Ltd. sponsored ADR	429,450	22,511,769
XenoPort, Inc. (a)	791,908	3,824,916
		104,012,167
TOTAL HEALTH CARE		415,402,856
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	74,067	6,884,528
KEYW Holding Corp. (a)(d)	83,712	1,052,260
Rolls-Royce Group PLC	319,200	5,839,721
The Boeing Co.	183,500	23,346,705
United Technologies Corp.	33,700	3,890,665
		41,013,879
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	116,100	7,406,019
FedEx Corp.	97,800	14,804,964
United Parcel Service, Inc. Class B	282,900	29,042,514
UTi Worldwide, Inc.	233,700	2,416,458
		53,669,955
Commercial Services & Supplies - 0.3%
ADT Corp.	260,700	9,108,858
Electrical Equipment - 0.4%
AMETEK, Inc.	141,600	7,402,848
Hubbell, Inc. Class B	34,418	4,238,577
		11,641,425
Industrial Conglomerates - 2.9%
Danaher Corp.	153,595	12,092,534
General Electric Co.	2,830,700	74,390,796
Roper Industries, Inc.	15,800	2,306,958
		88,790,288
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.9%
Caterpillar, Inc.	64,400	$ 6,998,348
Ingersoll-Rand PLC	290,800	18,177,908
Valmont Industries, Inc.	21,400	3,251,730
		28,427,986
Professional Services - 0.7%
Acacia Research Corp.	371,868	6,600,657
Bureau Veritas SA	195,009	5,412,613
Exova Group Ltd. PLC (a)	310,500	1,307,219
Michael Page International PLC	356,900	2,632,542
Verisk Analytics, Inc. (a)	80,900	4,855,618
		20,808,649
Road & Rail - 2.0%
CSX Corp.	1,078,900	33,240,909
J.B. Hunt Transport Services, Inc.	132,900	9,805,362
Kansas City Southern	44,100	4,741,191
Norfolk Southern Corp.	120,600	12,425,418
		60,212,880
TOTAL INDUSTRIALS		313,673,920
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 2.4%
Cisco Systems, Inc.	2,056,500	51,104,025
QUALCOMM, Inc.	283,900	22,484,880
		73,588,905
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	47,100	1,909,905
Internet Software & Services - 3.7%
Cornerstone OnDemand, Inc. (a)	110,000	5,062,200
Facebook, Inc. Class A (a)	56,794	3,821,668
Google, Inc.:
Class A (a)	77,500	45,311,925
Class C (a)	66,300	38,141,064
Yahoo!, Inc. (a)	661,559	23,240,568
		115,577,425
IT Services - 4.4%
Cognizant Technology Solutions Corp. Class A (a)	388,900	19,021,099
Fidelity National Information Services, Inc.	154,600	8,462,804
IBM Corp.	78,600	14,247,822
MasterCard, Inc. Class A	393,100	28,881,057
Paychex, Inc.	479,100	19,911,396
Quindell PLC	1,032,140	4,062,730
The Western Union Co.	316,400	5,486,376

	Shares	Value
Unisys Corp. (a)	276,899	$ 6,850,481
Visa, Inc. Class A	146,000	30,763,660
		137,687,425
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	1,013,100	22,845,405
Broadcom Corp. Class A	964,736	35,811,000
		58,656,405
Software - 4.9%
Adobe Systems, Inc. (a)	151,200	10,940,832
Autodesk, Inc. (a)	354,900	20,009,262
Concur Technologies, Inc. (a)	55,900	5,217,706
Imperva, Inc. (a)	51,500	1,348,270
Microsoft Corp.	2,026,200	84,492,540
Oracle Corp.	346,050	14,025,407
Parametric Technology Corp. (a)	175,497	6,809,284
salesforce.com, Inc. (a)	127,400	7,399,392
		150,242,693
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	1,263,500	117,417,055
EMC Corp.	749,480	19,741,303
First Data Holdings, Inc. Class B (e)(f)	2,081,477	8,325,908
		145,484,266
TOTAL INFORMATION TECHNOLOGY		683,147,024
MATERIALS - 3.0%
Chemicals - 2.2%
Airgas, Inc.	119,790	13,046,329
E.I. du Pont de Nemours & Co.	122,547	8,019,476
FMC Corp.	14,945	1,063,935
Intrepid Potash, Inc. (a)(d)	251,340	4,212,458
Johnson Matthey PLC	66,300	3,517,440
Monsanto Co.	209,700	26,157,978
Potash Corp. of Saskatchewan, Inc.	120,700	4,590,231
Syngenta AG (Switzerland)	23,721	8,763,706
		69,371,553
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	546,700	19,954,550
Walter Energy, Inc. (d)	665,800	3,628,610
		23,583,160
TOTAL MATERIALS		92,954,713
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	1,216,006	59,499,174
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	280,200	$ 3,116,973
TOTAL COMMON STOCKS (Cost $2,677,808,135)		3,079,026,289
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (f) (Cost $474,963)	28,061	474,963
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.11% (b)	9,272,926	9,272,926
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	18,060,726	18,060,726
TOTAL MONEY MARKET FUNDS (Cost $27,333,652)		27,333,652
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,705,616,750)		3,106,834,904
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(15,508,146)
NET ASSETS - 100%		$ 3,091,326,758
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,800,871 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,325,908
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,637
Fidelity Securities Lending Cash Central Fund	541,925
Total	$ 558,562
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 242,819,329	$ 242,344,366	$ -	$ 474,963
Consumer Staples	332,343,386	320,923,063	11,420,323	-
Energy	366,886,134	366,886,134	-	-
Financials	569,657,743	569,657,743	-	-
Health Care	415,402,856	415,402,856	-	-
Industrials	313,673,920	313,673,920	-	-
Information Technology	683,147,024	674,821,116	-	8,325,908
Materials	92,954,713	84,191,007	8,763,706	-
Telecommunication Services	59,499,174	59,499,174	-	-
Utilities	3,116,973	3,116,973	-	-
Money Market Funds	27,333,652	27,333,652	-	-
Total Investments in Securities:	$ 3,106,834,904	$ 3,077,850,004	$ 20,184,029	$ 8,800,871
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,709,734,943. Net unrealized appreciation aggregated $397,099,961, of which $443,289,967 related to appreciated investment securities and $46,190,006 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class A

June 30, 2014

1.818363.109

DESIIN-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	221,761	$ 7,433,429
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	36,400	3,666,936
Yum! Brands, Inc.	313,324	25,441,909
Zoe's Kitchen, Inc. (d)	29,600	1,017,648
		30,126,493
Media - 3.0%
Comcast Corp.:
Class A	1,040,300	55,843,304
Class A (special) (non-vtg.)	6,100	325,313
Discovery Communications, Inc. Class A (a)	13,600	1,010,208
Gray Television, Inc. (a)	48,400	635,492
Time Warner, Inc.	519,110	36,467,478
		94,281,795
Multiline Retail - 2.1%
Dollar General Corp. (a)	80,000	4,588,800
Target Corp.	1,041,850	60,375,208
		64,964,008
Specialty Retail - 1.5%
Lowe's Companies, Inc.	804,300	38,598,357
Sally Beauty Holdings, Inc. (a)	128,000	3,210,240
Staples, Inc.	344,100	3,730,044
		45,538,641
TOTAL CONSUMER DISCRETIONARY		242,344,366
CONSUMER STAPLES - 10.8%
Beverages - 3.3%
Diageo PLC	358,576	11,420,323
Molson Coors Brewing Co. Class B	23,300	1,727,928
Monster Beverage Corp. (a)	73,800	5,242,014
PepsiCo, Inc.	281,900	25,184,946
Pernod Ricard SA (d)	41,293	4,958,778
Remy Cointreau SA	33,400	3,072,909
SABMiller PLC	249,100	14,443,374
The Coca-Cola Co.	862,200	36,522,792
		102,573,064
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	219,200	16,521,104
Walgreen Co.	330,200	24,477,726
Whole Foods Market, Inc.	25,000	965,750
		41,964,580
Food Products - 0.5%
Kellogg Co.	193,300	12,699,810
Mead Johnson Nutrition Co. Class A	34,268	3,192,750
		15,892,560

	Shares	Value
Household Products - 1.4%
Procter & Gamble Co.	552,200	$ 43,397,398
Tobacco - 4.2%
British American Tobacco PLC sponsored ADR	394,664	46,996,589
Lorillard, Inc.	606,024	36,949,283
Philip Morris International, Inc.	341,244	28,770,282
Reynolds American, Inc.	261,800	15,799,630
		128,515,784
TOTAL CONSUMER STAPLES		332,343,386
ENERGY - 11.9%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	184,800	12,512,808
Ensco PLC Class A	197,000	10,947,290
National Oilwell Varco, Inc.	104,100	8,572,635
Oceaneering International, Inc.	48,500	3,789,305
Schlumberger Ltd.	155,200	18,305,840
		54,127,878
Oil, Gas & Consumable Fuels - 10.1%
Amyris, Inc. (a)(d)	1,866,223	6,961,012
Anadarko Petroleum Corp.	65,800	7,203,126
Apache Corp.	360,100	36,233,262
BG Group PLC	1,589,298	33,591,069
Canadian Natural Resources Ltd.	526,400	24,187,613
Chevron Corp.	492,527	64,299,400
Exxon Mobil Corp.	115,000	11,578,200
Imperial Oil Ltd.	358,400	18,886,493
Markwest Energy Partners LP	82,200	5,883,876
Occidental Petroleum Corp.	372,000	38,178,360
Peabody Energy Corp.	378,700	6,191,745
Suncor Energy, Inc.	805,700	34,355,794
The Williams Companies, Inc.	433,058	25,208,306
		312,758,256
TOTAL ENERGY		366,886,134
FINANCIALS - 18.4%
Banks - 11.1%
Bank of America Corp.	3,470,600	53,343,122
Citigroup, Inc.	1,388,004	65,374,988
JPMorgan Chase & Co.	2,129,610	122,708,127
PNC Financial Services Group, Inc.	143,926	12,816,610
Standard Chartered PLC (United Kingdom)	1,300,483	26,574,221
SunTrust Banks, Inc.	200,600	8,036,036
U.S. Bancorp	426,742	18,486,463
Wells Fargo & Co.	673,450	35,396,532
		342,736,099
Capital Markets - 4.0%
BlackRock, Inc. Class A	15,100	4,825,960
Charles Schwab Corp.	828,255	22,304,907
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	201,500	$ 4,283,890
Goldman Sachs Group, Inc.	19,400	3,248,336
KKR & Co. LP	303,082	7,373,985
Morgan Stanley, Inc.	887,300	28,686,409
Northern Trust Corp.	266,695	17,124,486
State Street Corp.	524,090	35,250,293
		123,098,266
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	160,900	4,175,355
Insurance - 2.9%
AIA Group Ltd.	57,200	287,461
American International Group, Inc.	403,600	22,028,488
Genworth Financial, Inc. Class A (a)	1,039,200	18,082,080
Lincoln National Corp.	216,400	11,131,616
MetLife, Inc.	719,600	39,980,976
		91,510,621
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	796,844	7,362,839
Radian Group, Inc.	52,300	774,563
		8,137,402
TOTAL FINANCIALS		569,657,743
HEALTH CARE - 13.4%
Biotechnology - 3.2%
Aegerion Pharmaceuticals, Inc. (a)	97,974	3,143,986
Alnylam Pharmaceuticals, Inc. (a)	38,200	2,413,094
Amgen, Inc.	238,715	28,256,695
BioCryst Pharmaceuticals, Inc. (a)	326,900	4,167,975
Biogen Idec, Inc. (a)	29,200	9,207,052
Clovis Oncology, Inc. (a)	202,100	8,368,961
Discovery Laboratories, Inc. (a)	102,512	182,471
Insmed, Inc. (a)	101,775	2,033,465
Intercept Pharmaceuticals, Inc. (a)	136,100	32,205,343
MEI Pharma, Inc. (a)	789,219	5,003,648
Synageva BioPharma Corp. (a)	25,125	2,633,100
XOMA Corp. (a)	484,248	2,222,698
		99,838,488
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	250,200	10,233,180
Accuray, Inc. (a)	548,800	4,829,440
Alere, Inc. (a)	1,019,150	38,136,593
Boston Scientific Corp. (a)	1,987,651	25,382,303
Edwards Lifesciences Corp. (a)	176,612	15,160,374
St. Jude Medical, Inc.	163,500	11,322,375
Zimmer Holdings, Inc.	47,400	4,922,964
		109,987,229
Health Care Providers & Services - 2.9%
Catamaran Corp. (a)	142,100	6,275,012

	Shares	Value
China Cord Blood Corp. (a)	294,100	$ 1,623,432
Community Health Systems, Inc. (a)	205,700	9,332,609
Express Scripts Holding Co. (a)	279,700	19,391,601
McKesson Corp.	135,080	25,153,247
Quest Diagnostics, Inc.	107,914	6,333,473
UnitedHealth Group, Inc.	248,900	20,347,575
		88,456,949
Health Care Technology - 0.3%
MedAssets, Inc. (a)	481,089	10,988,073
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	45,000	2,119,950
Pharmaceuticals - 3.4%
AbbVie, Inc.	57,500	3,245,300
Actavis PLC (a)	54,400	12,133,920
Cardiome Pharma Corp. (a)	272,137	2,142,309
GlaxoSmithKline PLC sponsored ADR	452,500	24,199,700
Jazz Pharmaceuticals PLC (a)	46,900	6,894,769
Johnson & Johnson	143,760	15,040,171
Merck & Co., Inc.	89,305	5,166,294
Novartis AG sponsored ADR	97,791	8,853,019
Teva Pharmaceutical Industries Ltd. sponsored ADR	429,450	22,511,769
XenoPort, Inc. (a)	791,908	3,824,916
		104,012,167
TOTAL HEALTH CARE		415,402,856
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	74,067	6,884,528
KEYW Holding Corp. (a)(d)	83,712	1,052,260
Rolls-Royce Group PLC	319,200	5,839,721
The Boeing Co.	183,500	23,346,705
United Technologies Corp.	33,700	3,890,665
		41,013,879
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	116,100	7,406,019
FedEx Corp.	97,800	14,804,964
United Parcel Service, Inc. Class B	282,900	29,042,514
UTi Worldwide, Inc.	233,700	2,416,458
		53,669,955
Commercial Services & Supplies - 0.3%
ADT Corp.	260,700	9,108,858
Electrical Equipment - 0.4%
AMETEK, Inc.	141,600	7,402,848
Hubbell, Inc. Class B	34,418	4,238,577
		11,641,425
Industrial Conglomerates - 2.9%
Danaher Corp.	153,595	12,092,534
General Electric Co.	2,830,700	74,390,796
Roper Industries, Inc.	15,800	2,306,958
		88,790,288
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.9%
Caterpillar, Inc.	64,400	$ 6,998,348
Ingersoll-Rand PLC	290,800	18,177,908
Valmont Industries, Inc.	21,400	3,251,730
		28,427,986
Professional Services - 0.7%
Acacia Research Corp.	371,868	6,600,657
Bureau Veritas SA	195,009	5,412,613
Exova Group Ltd. PLC (a)	310,500	1,307,219
Michael Page International PLC	356,900	2,632,542
Verisk Analytics, Inc. (a)	80,900	4,855,618
		20,808,649
Road & Rail - 2.0%
CSX Corp.	1,078,900	33,240,909
J.B. Hunt Transport Services, Inc.	132,900	9,805,362
Kansas City Southern	44,100	4,741,191
Norfolk Southern Corp.	120,600	12,425,418
		60,212,880
TOTAL INDUSTRIALS		313,673,920
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 2.4%
Cisco Systems, Inc.	2,056,500	51,104,025
QUALCOMM, Inc.	283,900	22,484,880
		73,588,905
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	47,100	1,909,905
Internet Software & Services - 3.7%
Cornerstone OnDemand, Inc. (a)	110,000	5,062,200
Facebook, Inc. Class A (a)	56,794	3,821,668
Google, Inc.:
Class A (a)	77,500	45,311,925
Class C (a)	66,300	38,141,064
Yahoo!, Inc. (a)	661,559	23,240,568
		115,577,425
IT Services - 4.4%
Cognizant Technology Solutions Corp. Class A (a)	388,900	19,021,099
Fidelity National Information Services, Inc.	154,600	8,462,804
IBM Corp.	78,600	14,247,822
MasterCard, Inc. Class A	393,100	28,881,057
Paychex, Inc.	479,100	19,911,396
Quindell PLC	1,032,140	4,062,730
The Western Union Co.	316,400	5,486,376

	Shares	Value
Unisys Corp. (a)	276,899	$ 6,850,481
Visa, Inc. Class A	146,000	30,763,660
		137,687,425
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	1,013,100	22,845,405
Broadcom Corp. Class A	964,736	35,811,000
		58,656,405
Software - 4.9%
Adobe Systems, Inc. (a)	151,200	10,940,832
Autodesk, Inc. (a)	354,900	20,009,262
Concur Technologies, Inc. (a)	55,900	5,217,706
Imperva, Inc. (a)	51,500	1,348,270
Microsoft Corp.	2,026,200	84,492,540
Oracle Corp.	346,050	14,025,407
Parametric Technology Corp. (a)	175,497	6,809,284
salesforce.com, Inc. (a)	127,400	7,399,392
		150,242,693
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	1,263,500	117,417,055
EMC Corp.	749,480	19,741,303
First Data Holdings, Inc. Class B (e)(f)	2,081,477	8,325,908
		145,484,266
TOTAL INFORMATION TECHNOLOGY		683,147,024
MATERIALS - 3.0%
Chemicals - 2.2%
Airgas, Inc.	119,790	13,046,329
E.I. du Pont de Nemours & Co.	122,547	8,019,476
FMC Corp.	14,945	1,063,935
Intrepid Potash, Inc. (a)(d)	251,340	4,212,458
Johnson Matthey PLC	66,300	3,517,440
Monsanto Co.	209,700	26,157,978
Potash Corp. of Saskatchewan, Inc.	120,700	4,590,231
Syngenta AG (Switzerland)	23,721	8,763,706
		69,371,553
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	546,700	19,954,550
Walter Energy, Inc. (d)	665,800	3,628,610
		23,583,160
TOTAL MATERIALS		92,954,713
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	1,216,006	59,499,174
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	280,200	$ 3,116,973
TOTAL COMMON STOCKS (Cost $2,677,808,135)		3,079,026,289
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (f) (Cost $474,963)	28,061	474,963
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.11% (b)	9,272,926	9,272,926
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	18,060,726	18,060,726
TOTAL MONEY MARKET FUNDS (Cost $27,333,652)		27,333,652
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,705,616,750)		3,106,834,904
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(15,508,146)
NET ASSETS - 100%		$ 3,091,326,758
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,800,871 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,325,908
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,637
Fidelity Securities Lending Cash Central Fund	541,925
Total	$ 558,562
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 242,819,329	$ 242,344,366	$ -	$ 474,963
Consumer Staples	332,343,386	320,923,063	11,420,323	-
Energy	366,886,134	366,886,134	-	-
Financials	569,657,743	569,657,743	-	-
Health Care	415,402,856	415,402,856	-	-
Industrials	313,673,920	313,673,920	-	-
Information Technology	683,147,024	674,821,116	-	8,325,908
Materials	92,954,713	84,191,007	8,763,706	-
Telecommunication Services	59,499,174	59,499,174	-	-
Utilities	3,116,973	3,116,973	-	-
Money Market Funds	27,333,652	27,333,652	-	-
Total Investments in Securities:	$ 3,106,834,904	$ 3,077,850,004	$ 20,184,029	$ 8,800,871
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,709,734,943. Net unrealized appreciation aggregated $397,099,961, of which $443,289,967 related to appreciated investment securities and $46,190,006 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund
Class O

June 30, 2014

1.804793.110

DESIIO-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	221,761	$ 7,433,429
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	36,400	3,666,936
Yum! Brands, Inc.	313,324	25,441,909
Zoe's Kitchen, Inc. (d)	29,600	1,017,648
		30,126,493
Media - 3.0%
Comcast Corp.:
Class A	1,040,300	55,843,304
Class A (special) (non-vtg.)	6,100	325,313
Discovery Communications, Inc. Class A (a)	13,600	1,010,208
Gray Television, Inc. (a)	48,400	635,492
Time Warner, Inc.	519,110	36,467,478
		94,281,795
Multiline Retail - 2.1%
Dollar General Corp. (a)	80,000	4,588,800
Target Corp.	1,041,850	60,375,208
		64,964,008
Specialty Retail - 1.5%
Lowe's Companies, Inc.	804,300	38,598,357
Sally Beauty Holdings, Inc. (a)	128,000	3,210,240
Staples, Inc.	344,100	3,730,044
		45,538,641
TOTAL CONSUMER DISCRETIONARY		242,344,366
CONSUMER STAPLES - 10.8%
Beverages - 3.3%
Diageo PLC	358,576	11,420,323
Molson Coors Brewing Co. Class B	23,300	1,727,928
Monster Beverage Corp. (a)	73,800	5,242,014
PepsiCo, Inc.	281,900	25,184,946
Pernod Ricard SA (d)	41,293	4,958,778
Remy Cointreau SA	33,400	3,072,909
SABMiller PLC	249,100	14,443,374
The Coca-Cola Co.	862,200	36,522,792
		102,573,064
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	219,200	16,521,104
Walgreen Co.	330,200	24,477,726
Whole Foods Market, Inc.	25,000	965,750
		41,964,580
Food Products - 0.5%
Kellogg Co.	193,300	12,699,810
Mead Johnson Nutrition Co. Class A	34,268	3,192,750
		15,892,560

	Shares	Value
Household Products - 1.4%
Procter & Gamble Co.	552,200	$ 43,397,398
Tobacco - 4.2%
British American Tobacco PLC sponsored ADR	394,664	46,996,589
Lorillard, Inc.	606,024	36,949,283
Philip Morris International, Inc.	341,244	28,770,282
Reynolds American, Inc.	261,800	15,799,630
		128,515,784
TOTAL CONSUMER STAPLES		332,343,386
ENERGY - 11.9%
Energy Equipment & Services - 1.8%
Cameron International Corp. (a)	184,800	12,512,808
Ensco PLC Class A	197,000	10,947,290
National Oilwell Varco, Inc.	104,100	8,572,635
Oceaneering International, Inc.	48,500	3,789,305
Schlumberger Ltd.	155,200	18,305,840
		54,127,878
Oil, Gas & Consumable Fuels - 10.1%
Amyris, Inc. (a)(d)	1,866,223	6,961,012
Anadarko Petroleum Corp.	65,800	7,203,126
Apache Corp.	360,100	36,233,262
BG Group PLC	1,589,298	33,591,069
Canadian Natural Resources Ltd.	526,400	24,187,613
Chevron Corp.	492,527	64,299,400
Exxon Mobil Corp.	115,000	11,578,200
Imperial Oil Ltd.	358,400	18,886,493
Markwest Energy Partners LP	82,200	5,883,876
Occidental Petroleum Corp.	372,000	38,178,360
Peabody Energy Corp.	378,700	6,191,745
Suncor Energy, Inc.	805,700	34,355,794
The Williams Companies, Inc.	433,058	25,208,306
		312,758,256
TOTAL ENERGY		366,886,134
FINANCIALS - 18.4%
Banks - 11.1%
Bank of America Corp.	3,470,600	53,343,122
Citigroup, Inc.	1,388,004	65,374,988
JPMorgan Chase & Co.	2,129,610	122,708,127
PNC Financial Services Group, Inc.	143,926	12,816,610
Standard Chartered PLC (United Kingdom)	1,300,483	26,574,221
SunTrust Banks, Inc.	200,600	8,036,036
U.S. Bancorp	426,742	18,486,463
Wells Fargo & Co.	673,450	35,396,532
		342,736,099
Capital Markets - 4.0%
BlackRock, Inc. Class A	15,100	4,825,960
Charles Schwab Corp.	828,255	22,304,907
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp. (a)	201,500	$ 4,283,890
Goldman Sachs Group, Inc.	19,400	3,248,336
KKR & Co. LP	303,082	7,373,985
Morgan Stanley, Inc.	887,300	28,686,409
Northern Trust Corp.	266,695	17,124,486
State Street Corp.	524,090	35,250,293
		123,098,266
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	160,900	4,175,355
Insurance - 2.9%
AIA Group Ltd.	57,200	287,461
American International Group, Inc.	403,600	22,028,488
Genworth Financial, Inc. Class A (a)	1,039,200	18,082,080
Lincoln National Corp.	216,400	11,131,616
MetLife, Inc.	719,600	39,980,976
		91,510,621
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	796,844	7,362,839
Radian Group, Inc.	52,300	774,563
		8,137,402
TOTAL FINANCIALS		569,657,743
HEALTH CARE - 13.4%
Biotechnology - 3.2%
Aegerion Pharmaceuticals, Inc. (a)	97,974	3,143,986
Alnylam Pharmaceuticals, Inc. (a)	38,200	2,413,094
Amgen, Inc.	238,715	28,256,695
BioCryst Pharmaceuticals, Inc. (a)	326,900	4,167,975
Biogen Idec, Inc. (a)	29,200	9,207,052
Clovis Oncology, Inc. (a)	202,100	8,368,961
Discovery Laboratories, Inc. (a)	102,512	182,471
Insmed, Inc. (a)	101,775	2,033,465
Intercept Pharmaceuticals, Inc. (a)	136,100	32,205,343
MEI Pharma, Inc. (a)	789,219	5,003,648
Synageva BioPharma Corp. (a)	25,125	2,633,100
XOMA Corp. (a)	484,248	2,222,698
		99,838,488
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	250,200	10,233,180
Accuray, Inc. (a)	548,800	4,829,440
Alere, Inc. (a)	1,019,150	38,136,593
Boston Scientific Corp. (a)	1,987,651	25,382,303
Edwards Lifesciences Corp. (a)	176,612	15,160,374
St. Jude Medical, Inc.	163,500	11,322,375
Zimmer Holdings, Inc.	47,400	4,922,964
		109,987,229
Health Care Providers & Services - 2.9%
Catamaran Corp. (a)	142,100	6,275,012

	Shares	Value
China Cord Blood Corp. (a)	294,100	$ 1,623,432
Community Health Systems, Inc. (a)	205,700	9,332,609
Express Scripts Holding Co. (a)	279,700	19,391,601
McKesson Corp.	135,080	25,153,247
Quest Diagnostics, Inc.	107,914	6,333,473
UnitedHealth Group, Inc.	248,900	20,347,575
		88,456,949
Health Care Technology - 0.3%
MedAssets, Inc. (a)	481,089	10,988,073
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	45,000	2,119,950
Pharmaceuticals - 3.4%
AbbVie, Inc.	57,500	3,245,300
Actavis PLC (a)	54,400	12,133,920
Cardiome Pharma Corp. (a)	272,137	2,142,309
GlaxoSmithKline PLC sponsored ADR	452,500	24,199,700
Jazz Pharmaceuticals PLC (a)	46,900	6,894,769
Johnson & Johnson	143,760	15,040,171
Merck & Co., Inc.	89,305	5,166,294
Novartis AG sponsored ADR	97,791	8,853,019
Teva Pharmaceutical Industries Ltd. sponsored ADR	429,450	22,511,769
XenoPort, Inc. (a)	791,908	3,824,916
		104,012,167
TOTAL HEALTH CARE		415,402,856
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	74,067	6,884,528
KEYW Holding Corp. (a)(d)	83,712	1,052,260
Rolls-Royce Group PLC	319,200	5,839,721
The Boeing Co.	183,500	23,346,705
United Technologies Corp.	33,700	3,890,665
		41,013,879
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	116,100	7,406,019
FedEx Corp.	97,800	14,804,964
United Parcel Service, Inc. Class B	282,900	29,042,514
UTi Worldwide, Inc.	233,700	2,416,458
		53,669,955
Commercial Services & Supplies - 0.3%
ADT Corp.	260,700	9,108,858
Electrical Equipment - 0.4%
AMETEK, Inc.	141,600	7,402,848
Hubbell, Inc. Class B	34,418	4,238,577
		11,641,425
Industrial Conglomerates - 2.9%
Danaher Corp.	153,595	12,092,534
General Electric Co.	2,830,700	74,390,796
Roper Industries, Inc.	15,800	2,306,958
		88,790,288
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.9%
Caterpillar, Inc.	64,400	$ 6,998,348
Ingersoll-Rand PLC	290,800	18,177,908
Valmont Industries, Inc.	21,400	3,251,730
		28,427,986
Professional Services - 0.7%
Acacia Research Corp.	371,868	6,600,657
Bureau Veritas SA	195,009	5,412,613
Exova Group Ltd. PLC (a)	310,500	1,307,219
Michael Page International PLC	356,900	2,632,542
Verisk Analytics, Inc. (a)	80,900	4,855,618
		20,808,649
Road & Rail - 2.0%
CSX Corp.	1,078,900	33,240,909
J.B. Hunt Transport Services, Inc.	132,900	9,805,362
Kansas City Southern	44,100	4,741,191
Norfolk Southern Corp.	120,600	12,425,418
		60,212,880
TOTAL INDUSTRIALS		313,673,920
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 2.4%
Cisco Systems, Inc.	2,056,500	51,104,025
QUALCOMM, Inc.	283,900	22,484,880
		73,588,905
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	47,100	1,909,905
Internet Software & Services - 3.7%
Cornerstone OnDemand, Inc. (a)	110,000	5,062,200
Facebook, Inc. Class A (a)	56,794	3,821,668
Google, Inc.:
Class A (a)	77,500	45,311,925
Class C (a)	66,300	38,141,064
Yahoo!, Inc. (a)	661,559	23,240,568
		115,577,425
IT Services - 4.4%
Cognizant Technology Solutions Corp. Class A (a)	388,900	19,021,099
Fidelity National Information Services, Inc.	154,600	8,462,804
IBM Corp.	78,600	14,247,822
MasterCard, Inc. Class A	393,100	28,881,057
Paychex, Inc.	479,100	19,911,396
Quindell PLC	1,032,140	4,062,730
The Western Union Co.	316,400	5,486,376

	Shares	Value
Unisys Corp. (a)	276,899	$ 6,850,481
Visa, Inc. Class A	146,000	30,763,660
		137,687,425
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	1,013,100	22,845,405
Broadcom Corp. Class A	964,736	35,811,000
		58,656,405
Software - 4.9%
Adobe Systems, Inc. (a)	151,200	10,940,832
Autodesk, Inc. (a)	354,900	20,009,262
Concur Technologies, Inc. (a)	55,900	5,217,706
Imperva, Inc. (a)	51,500	1,348,270
Microsoft Corp.	2,026,200	84,492,540
Oracle Corp.	346,050	14,025,407
Parametric Technology Corp. (a)	175,497	6,809,284
salesforce.com, Inc. (a)	127,400	7,399,392
		150,242,693
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	1,263,500	117,417,055
EMC Corp.	749,480	19,741,303
First Data Holdings, Inc. Class B (e)(f)	2,081,477	8,325,908
		145,484,266
TOTAL INFORMATION TECHNOLOGY		683,147,024
MATERIALS - 3.0%
Chemicals - 2.2%
Airgas, Inc.	119,790	13,046,329
E.I. du Pont de Nemours & Co.	122,547	8,019,476
FMC Corp.	14,945	1,063,935
Intrepid Potash, Inc. (a)(d)	251,340	4,212,458
Johnson Matthey PLC	66,300	3,517,440
Monsanto Co.	209,700	26,157,978
Potash Corp. of Saskatchewan, Inc.	120,700	4,590,231
Syngenta AG (Switzerland)	23,721	8,763,706
		69,371,553
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	546,700	19,954,550
Walter Energy, Inc. (d)	665,800	3,628,610
		23,583,160
TOTAL MATERIALS		92,954,713
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	1,216,006	59,499,174
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	280,200	$ 3,116,973
TOTAL COMMON STOCKS (Cost $2,677,808,135)		3,079,026,289
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (f) (Cost $474,963)	28,061	474,963
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.11% (b)	9,272,926	9,272,926
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	18,060,726	18,060,726
TOTAL MONEY MARKET FUNDS (Cost $27,333,652)		27,333,652
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,705,616,750)		3,106,834,904
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(15,508,146)
NET ASSETS - 100%		$ 3,091,326,758
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,800,871 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,325,908
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,637
Fidelity Securities Lending Cash Central Fund	541,925
Total	$ 558,562
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 242,819,329	$ 242,344,366	$ -	$ 474,963
Consumer Staples	332,343,386	320,923,063	11,420,323	-
Energy	366,886,134	366,886,134	-	-
Financials	569,657,743	569,657,743	-	-
Health Care	415,402,856	415,402,856	-	-
Industrials	313,673,920	313,673,920	-	-
Information Technology	683,147,024	674,821,116	-	8,325,908
Materials	92,954,713	84,191,007	8,763,706	-
Telecommunication Services	59,499,174	59,499,174	-	-
Utilities	3,116,973	3,116,973	-	-
Money Market Funds	27,333,652	27,333,652	-	-
Total Investments in Securities:	$ 3,106,834,904	$ 3,077,850,004	$ 20,184,029	$ 8,800,871
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,709,734,943. Net unrealized appreciation aggregated $397,099,961, of which $443,289,967 related to appreciated investment securities and $46,190,006 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund
Class O

June 30, 2014

1.804792.110

DESIO-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.2%
Gentex Corp.	175,000	$ 5,090,750
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	50,000	5,983,000
Hotels, Restaurants & Leisure - 2.5%
Arcos Dorados Holdings, Inc. Class A (d)	250,000	2,800,000
Darden Restaurants, Inc. (d)	225,000	10,410,750
McDonald's Corp.	125,000	12,592,500
Texas Roadhouse, Inc. Class A	175,000	4,550,000
Yum! Brands, Inc.	250,000	20,300,000
Zoe's Kitchen, Inc. (d)	75,000	2,578,500
		53,231,750
Internet & Catalog Retail - 0.0%
zulily, Inc. Class A	25,000	1,023,750
Leisure Products - 0.8%
Brunswick Corp.	225,000	9,479,250
New Academy Holding Co. LLC unit (a)(g)(h)	60,000	7,228,800
		16,708,050
Media - 2.6%
Comcast Corp. Class A (special) (non-vtg.) (d)	775,000	41,330,750
Sinclair Broadcast Group, Inc. Class A (d)	325,000	11,293,750
Smiles SA	200,000	4,252,546
		56,877,046
Multiline Retail - 2.0%
Dollar General Corp. (a)	125,000	7,170,000
Kohl's Corp.	175,000	9,219,000
Target Corp.	450,000	26,077,500
		42,466,500
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	50,000	2,162,500
PetSmart, Inc.	200,000	11,960,000
Staples, Inc.	375,000	4,065,000
The Men's Wearhouse, Inc.	100,000	5,580,000
TJX Companies, Inc.	125,000	6,643,750
		30,411,250
Textiles, Apparel & Luxury Goods - 0.6%
Arezzo Industria e Comercio SA	550,000	7,856,076
Brunello Cucinelli SpA	201,500	4,580,172
		12,436,248
TOTAL CONSUMER DISCRETIONARY		224,228,344
CONSUMER STAPLES - 9.4%
Beverages - 2.6%
Molson Coors Brewing Co. Class B	100,000	7,416,000

	Shares	Value
PepsiCo, Inc.	150,000	$ 13,401,000
The Coca-Cola Co.	850,000	36,006,000
		56,823,000
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	300,000	22,611,000
Whole Foods Market, Inc.	175,000	6,760,250
		29,371,250
Food Products - 0.7%
Amira Nature Foods Ltd. (a)(d)	267,000	3,655,230
Kellogg Co.	175,000	11,497,500
		15,152,730
Household Products - 1.8%
Procter & Gamble Co.	500,000	39,295,000
Tobacco - 2.9%
British American Tobacco PLC sponsored ADR	175,000	20,839,000
Japan Tobacco, Inc.	300,000	10,938,634
Lorillard, Inc.	207,500	12,651,275
Philip Morris International, Inc.	200,000	16,862,000
		61,290,909
TOTAL CONSUMER STAPLES		201,932,889
ENERGY - 11.9%
Energy Equipment & Services - 2.7%
Ensco PLC Class A	275,000	15,281,750
National Oilwell Varco, Inc.	225,000	18,528,750
Noble Corp.	275,000	9,229,000
Schlumberger Ltd.	125,000	14,743,750
		57,783,250
Oil, Gas & Consumable Fuels - 9.2%
Amyris, Inc. (a)(d)	647,329	2,414,537
Anadarko Petroleum Corp.	45,000	4,926,150
Apache Corp.	162,500	16,350,750
Cabot Oil & Gas Corp.	150,000	5,121,000
Cameco Corp. (d)	200,000	3,922,965
Canadian Natural Resources Ltd.	300,000	13,784,734
Chevron Corp.	325,000	42,428,750
CONSOL Energy, Inc.	450,000	20,731,500
Markwest Energy Partners LP	175,000	12,526,500
Paladin Energy Ltd. (Australia) (a)(d)	2,250,000	625,883
Peabody Energy Corp.	600,000	9,810,000
Suncor Energy, Inc.	1,025,000	43,706,949
The Williams Companies, Inc.	425,000	24,739,250
		201,088,968
TOTAL ENERGY		258,872,218
FINANCIALS - 16.2%
Banks - 6.2%
Bank of America Corp.	1,600,000	24,592,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.	775,000	$ 36,502,500
JPMorgan Chase & Co.	725,000	41,774,500
Standard Chartered PLC (United Kingdom)	475,000	9,706,205
Wells Fargo & Co.	425,000	22,338,000
		134,913,205
Capital Markets - 5.3%
Apollo Global Management LLC Class A	275,000	7,623,000
Goldman Sachs Group, Inc.	62,500	10,465,000
KKR & Co. LP	1,210,000	29,439,300
Morgan Stanley, Inc.	637,500	20,610,375
State Street Corp.	250,000	16,815,000
The Blackstone Group LP	875,000	29,260,000
Uranium Participation Corp. (a)	200,000	909,048
		115,121,723
Diversified Financial Services - 0.4%
KKR Renaissance Co-Invest LP unit (h)	50,000	8,167,000
Insurance - 2.9%
Allied World Assurance Co. Holdings Ltd.	255,600	9,717,912
Brasil Insurance Participacoes e Administracao SA	1,000,000	4,865,354
MetLife, Inc.	400,000	22,224,000
The Chubb Corp.	175,000	16,129,750
The Travelers Companies, Inc.	100,000	9,407,000
		62,344,016
Thrifts & Mortgage Finance - 1.4%
Radian Group, Inc. (d)	2,000,090	29,621,333
TOTAL FINANCIALS		350,167,277
HEALTH CARE - 8.4%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	40,000	2,526,800
Amgen, Inc.	200,000	23,674,000
Clovis Oncology, Inc. (a)	100,000	4,141,000
Dyax Corp. (a)	200,000	1,920,000
Infinity Pharmaceuticals, Inc. (a)	175,000	2,229,500
Intercept Pharmaceuticals, Inc. (a)	10,300	2,437,289
MEI Pharma, Inc. (a)(d)	600,000	3,804,000
		40,732,589
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	75,000	5,422,500
Boston Scientific Corp. (a)	350,000	4,469,500
Edwards Lifesciences Corp. (a)	62,500	5,365,000
Haemonetics Corp. (a)	150,000	5,292,000
		20,549,000
Health Care Providers & Services - 3.0%
Catamaran Corp. (a)	225,000	9,935,804

	Shares	Value
China Cord Blood Corp. (a)	675,000	$ 3,726,000
Community Health Systems, Inc. (a)	237,500	10,775,375
Express Scripts Holding Co. (a)	150,000	10,399,500
HCA Holdings, Inc. (a)	150,000	8,457,000
Laboratory Corp. of America Holdings (a)	37,500	3,840,000
McKesson Corp.	50,000	9,310,500
Qualicorp SA (a)	500,000	5,906,314
Universal American Spin Corp.	300,000	2,499,000
		64,849,493
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	250,000	4,012,500
MedAssets, Inc. (a)	799,974	18,271,406
		22,283,906
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	100,000	4,711,000
Pharmaceuticals - 1.3%
Actavis PLC (a)	27,500	6,133,875
Astellas Pharma, Inc.	375,000	4,931,462
GlaxoSmithKline PLC sponsored ADR	100,000	5,348,000
Jazz Pharmaceuticals PLC (a)	50,000	7,350,500
TherapeuticsMD, Inc. (a)	475,000	2,099,500
XenoPort, Inc. (a)	650,000	3,139,500
		29,002,837
TOTAL HEALTH CARE		182,128,825
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.6%
KEYW Holding Corp. (a)	14,850	186,665
United Technologies Corp.	112,500	12,988,125
		13,174,790
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	90,000	5,741,100
Expeditors International of Washington, Inc.	150,000	6,624,000
FedEx Corp.	70,000	10,596,600
PostNL NV (a)	1,400,000	6,613,719
United Parcel Service, Inc. Class B	200,000	20,532,000
		50,107,419
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	200,000	10,656,000
Industrial Conglomerates - 2.6%
Danaher Corp.	150,000	11,809,500
General Electric Co.	1,650,000	43,362,000
		55,171,500
Machinery - 0.4%
Valmont Industries, Inc.	50,000	7,597,500
Professional Services - 1.0%
Acacia Research Corp.	640,100	11,361,775
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	100,000	$ 10,423,000
		21,784,775
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	50,000	3,689,000
Kansas City Southern	37,500	4,031,625
Union Pacific Corp.	100,000	9,975,000
		17,695,625
Trading Companies & Distributors - 0.1%
Now, Inc.	56,250	2,036,813
TOTAL INDUSTRIALS		178,224,422
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 3.7%
Cisco Systems, Inc.	1,700,000	42,245,000
Juniper Networks, Inc. (a)	250,000	6,135,000
QUALCOMM, Inc.	337,500	26,730,000
Riverbed Technology, Inc. (a)	250,000	5,157,500
		80,267,500
Electronic Equipment & Components - 0.7%
Hitachi Ltd.	1,100,000	8,061,975
TE Connectivity Ltd.	100,000	6,184,000
		14,245,975
Internet Software & Services - 4.6%
Cornerstone OnDemand, Inc. (a)	125,000	5,752,500
Dice Holdings, Inc. (a)	175,000	1,331,750
Facebook, Inc. Class A (a)	200,000	13,458,000
Google, Inc. Class C (a)	105,000	60,404,400
Yahoo!, Inc. (a)	550,000	19,321,500
		100,268,150
IT Services - 6.1%
Cognizant Technology Solutions Corp. Class A (a)	187,500	9,170,625
Fidelity National Information Services, Inc.	125,000	6,842,500
IBM Corp.	345,000	62,538,149
MasterCard, Inc. Class A	175,000	12,857,250
Paychex, Inc.	337,500	14,026,500
Quindell PLC (d)	1,264,413	4,977,008
Visa, Inc. Class A	100,000	21,071,000
		131,483,032

	Shares	Value
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	550,000	$ 12,402,500
Broadcom Corp. Class A	900,000	33,408,000
		45,810,500
Software - 4.4%
Citrix Systems, Inc. (a)	100,000	6,255,000
Imperva, Inc. (a)	44,900	1,175,482
Microsoft Corp.	1,000,000	41,700,000
Nuance Communications, Inc. (a)(d)	500,000	9,385,000
Oracle Corp.	750,000	30,397,500
ServiceNow, Inc. (a)	87,500	5,421,500
		94,334,482
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	525,000	48,788,250
First Data Holdings, Inc. Class B (f)(h)	2,164,642	8,658,568
Fusion-io, Inc. (a)	175,000	1,977,500
		59,424,318
TOTAL INFORMATION TECHNOLOGY		525,833,957
MATERIALS - 1.8%
Chemicals - 0.7%
Monsanto Co.	50,000	6,237,000
Potash Corp. of Saskatchewan, Inc.	100,000	3,803,008
Tronox Ltd. Class A	200,000	5,380,000
		15,420,008
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	425,000	15,512,500
Paper & Forest Products - 0.4%
West Fraser Timber Co. Ltd. (d)	175,000	8,480,624
TOTAL MATERIALS		39,413,132
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	1,100,000	53,823,000
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	150,000	5,472,000
Southern Co.	165,000	7,487,700
		12,959,700
TOTAL COMMON STOCKS (Cost $1,690,401,955)		2,027,583,764
Convertible Preferred Stocks - 0.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
NJOY, Inc.:
Series C (h)	65,160	$ 1,102,905
Series D (h)	20,764	351,454
		1,454,359
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $878,142)		1,454,359
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 2,000,000	1,664,880
TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		1,664,880
Other - 0.7%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(h)(i)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (e)(h)(i)	3,333,333	7,487,901
TOTAL OTHER (Cost $10,000,000)		14,154,568
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 0.11% (b)	123,047,963	123,047,963
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	49,680,020	49,680,020
TOTAL MONEY MARKET FUNDS (Cost $172,727,983)		172,727,983
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,876,008,080)		2,217,585,554
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(59,443,981)
NET ASSETS - 100%		$ 2,158,141,573
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,663,295 or 1.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
First Data Holdings, Inc. Class B	6/26/14	$ 8,658,568
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
(i) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,736
Fidelity Securities Lending Cash Central Fund	452,817
Total	$ 495,553
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 6,666,667	$ -	$ -	$ 800,000	$ 6,666,667
EQTY ER Holdings, LLC	3,333,333	-	-	-	7,487,901
Total	$ 10,000,000	$ -	$ -	$ 800,000	$ 14,154,568
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 225,682,703	$ 216,999,544	$ -	$ 8,683,159
Consumer Staples	201,932,889	190,994,255	10,938,634	-
Energy	258,872,218	258,872,218	-	-
Financials	350,167,277	342,000,277	-	8,167,000
Health Care	182,128,825	177,197,363	4,931,462	-
Industrials	178,224,422	178,224,422	-	-
Information Technology	525,833,957	509,113,414	8,061,975	8,658,568
Materials	39,413,132	39,413,132	-	-
Telecommunication Services	53,823,000	53,823,000	-	-
Utilities	12,959,700	12,959,700	-	-
Corporate Bonds	1,664,880	-	1,664,880	-
Other/Energy	14,154,568	-	14,154,568	-
Money Market Funds	172,727,983	172,727,983	-	-
Total Investments in Securities:	$ 2,217,585,554	$ 2,152,325,308	$ 39,751,519	$ 25,508,727
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,049,893
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	448,812
Cost of Purchases	9,010,022
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(10,000,000)
Ending Balance	$ 25,508,727
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 448,812

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,880,200,460. Net unrealized appreciation aggregated $337,385,094, of which $399,529,769 related to appreciated investment securities and $62,144,675 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/14	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 24,054,368	Discounted cash flow	Discount rate	15.0%	Decrease
		Last transaction price	Transaction price	$ 4.00	Increase
		Market comparable	EV/EBITDA multiple	8.5 - 10.9/9.8	Increase
Convertible Preferred Stocks	$ 1,454,359	Last transaction price	Transaction price	$ 16.93	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund

Class A
Class T
Class B
Class C
Institutional Class
Class Z

June 30, 2014

1.833433.108

ADESI-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.2%
Gentex Corp.	175,000	$ 5,090,750
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	50,000	5,983,000
Hotels, Restaurants & Leisure - 2.5%
Arcos Dorados Holdings, Inc. Class A (d)	250,000	2,800,000
Darden Restaurants, Inc. (d)	225,000	10,410,750
McDonald's Corp.	125,000	12,592,500
Texas Roadhouse, Inc. Class A	175,000	4,550,000
Yum! Brands, Inc.	250,000	20,300,000
Zoe's Kitchen, Inc. (d)	75,000	2,578,500
		53,231,750
Internet & Catalog Retail - 0.0%
zulily, Inc. Class A	25,000	1,023,750
Leisure Products - 0.8%
Brunswick Corp.	225,000	9,479,250
New Academy Holding Co. LLC unit (a)(g)(h)	60,000	7,228,800
		16,708,050
Media - 2.6%
Comcast Corp. Class A (special) (non-vtg.) (d)	775,000	41,330,750
Sinclair Broadcast Group, Inc. Class A (d)	325,000	11,293,750
Smiles SA	200,000	4,252,546
		56,877,046
Multiline Retail - 2.0%
Dollar General Corp. (a)	125,000	7,170,000
Kohl's Corp.	175,000	9,219,000
Target Corp.	450,000	26,077,500
		42,466,500
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	50,000	2,162,500
PetSmart, Inc.	200,000	11,960,000
Staples, Inc.	375,000	4,065,000
The Men's Wearhouse, Inc.	100,000	5,580,000
TJX Companies, Inc.	125,000	6,643,750
		30,411,250
Textiles, Apparel & Luxury Goods - 0.6%
Arezzo Industria e Comercio SA	550,000	7,856,076
Brunello Cucinelli SpA	201,500	4,580,172
		12,436,248
TOTAL CONSUMER DISCRETIONARY		224,228,344
CONSUMER STAPLES - 9.4%
Beverages - 2.6%
Molson Coors Brewing Co. Class B	100,000	7,416,000

	Shares	Value
PepsiCo, Inc.	150,000	$ 13,401,000
The Coca-Cola Co.	850,000	36,006,000
		56,823,000
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	300,000	22,611,000
Whole Foods Market, Inc.	175,000	6,760,250
		29,371,250
Food Products - 0.7%
Amira Nature Foods Ltd. (a)(d)	267,000	3,655,230
Kellogg Co.	175,000	11,497,500
		15,152,730
Household Products - 1.8%
Procter & Gamble Co.	500,000	39,295,000
Tobacco - 2.9%
British American Tobacco PLC sponsored ADR	175,000	20,839,000
Japan Tobacco, Inc.	300,000	10,938,634
Lorillard, Inc.	207,500	12,651,275
Philip Morris International, Inc.	200,000	16,862,000
		61,290,909
TOTAL CONSUMER STAPLES		201,932,889
ENERGY - 11.9%
Energy Equipment & Services - 2.7%
Ensco PLC Class A	275,000	15,281,750
National Oilwell Varco, Inc.	225,000	18,528,750
Noble Corp.	275,000	9,229,000
Schlumberger Ltd.	125,000	14,743,750
		57,783,250
Oil, Gas & Consumable Fuels - 9.2%
Amyris, Inc. (a)(d)	647,329	2,414,537
Anadarko Petroleum Corp.	45,000	4,926,150
Apache Corp.	162,500	16,350,750
Cabot Oil & Gas Corp.	150,000	5,121,000
Cameco Corp. (d)	200,000	3,922,965
Canadian Natural Resources Ltd.	300,000	13,784,734
Chevron Corp.	325,000	42,428,750
CONSOL Energy, Inc.	450,000	20,731,500
Markwest Energy Partners LP	175,000	12,526,500
Paladin Energy Ltd. (Australia) (a)(d)	2,250,000	625,883
Peabody Energy Corp.	600,000	9,810,000
Suncor Energy, Inc.	1,025,000	43,706,949
The Williams Companies, Inc.	425,000	24,739,250
		201,088,968
TOTAL ENERGY		258,872,218
FINANCIALS - 16.2%
Banks - 6.2%
Bank of America Corp.	1,600,000	24,592,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.	775,000	$ 36,502,500
JPMorgan Chase & Co.	725,000	41,774,500
Standard Chartered PLC (United Kingdom)	475,000	9,706,205
Wells Fargo & Co.	425,000	22,338,000
		134,913,205
Capital Markets - 5.3%
Apollo Global Management LLC Class A	275,000	7,623,000
Goldman Sachs Group, Inc.	62,500	10,465,000
KKR & Co. LP	1,210,000	29,439,300
Morgan Stanley, Inc.	637,500	20,610,375
State Street Corp.	250,000	16,815,000
The Blackstone Group LP	875,000	29,260,000
Uranium Participation Corp. (a)	200,000	909,048
		115,121,723
Diversified Financial Services - 0.4%
KKR Renaissance Co-Invest LP unit (h)	50,000	8,167,000
Insurance - 2.9%
Allied World Assurance Co. Holdings Ltd.	255,600	9,717,912
Brasil Insurance Participacoes e Administracao SA	1,000,000	4,865,354
MetLife, Inc.	400,000	22,224,000
The Chubb Corp.	175,000	16,129,750
The Travelers Companies, Inc.	100,000	9,407,000
		62,344,016
Thrifts & Mortgage Finance - 1.4%
Radian Group, Inc. (d)	2,000,090	29,621,333
TOTAL FINANCIALS		350,167,277
HEALTH CARE - 8.4%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	40,000	2,526,800
Amgen, Inc.	200,000	23,674,000
Clovis Oncology, Inc. (a)	100,000	4,141,000
Dyax Corp. (a)	200,000	1,920,000
Infinity Pharmaceuticals, Inc. (a)	175,000	2,229,500
Intercept Pharmaceuticals, Inc. (a)	10,300	2,437,289
MEI Pharma, Inc. (a)(d)	600,000	3,804,000
		40,732,589
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	75,000	5,422,500
Boston Scientific Corp. (a)	350,000	4,469,500
Edwards Lifesciences Corp. (a)	62,500	5,365,000
Haemonetics Corp. (a)	150,000	5,292,000
		20,549,000
Health Care Providers & Services - 3.0%
Catamaran Corp. (a)	225,000	9,935,804

	Shares	Value
China Cord Blood Corp. (a)	675,000	$ 3,726,000
Community Health Systems, Inc. (a)	237,500	10,775,375
Express Scripts Holding Co. (a)	150,000	10,399,500
HCA Holdings, Inc. (a)	150,000	8,457,000
Laboratory Corp. of America Holdings (a)	37,500	3,840,000
McKesson Corp.	50,000	9,310,500
Qualicorp SA (a)	500,000	5,906,314
Universal American Spin Corp.	300,000	2,499,000
		64,849,493
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	250,000	4,012,500
MedAssets, Inc. (a)	799,974	18,271,406
		22,283,906
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	100,000	4,711,000
Pharmaceuticals - 1.3%
Actavis PLC (a)	27,500	6,133,875
Astellas Pharma, Inc.	375,000	4,931,462
GlaxoSmithKline PLC sponsored ADR	100,000	5,348,000
Jazz Pharmaceuticals PLC (a)	50,000	7,350,500
TherapeuticsMD, Inc. (a)	475,000	2,099,500
XenoPort, Inc. (a)	650,000	3,139,500
		29,002,837
TOTAL HEALTH CARE		182,128,825
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.6%
KEYW Holding Corp. (a)	14,850	186,665
United Technologies Corp.	112,500	12,988,125
		13,174,790
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	90,000	5,741,100
Expeditors International of Washington, Inc.	150,000	6,624,000
FedEx Corp.	70,000	10,596,600
PostNL NV (a)	1,400,000	6,613,719
United Parcel Service, Inc. Class B	200,000	20,532,000
		50,107,419
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	200,000	10,656,000
Industrial Conglomerates - 2.6%
Danaher Corp.	150,000	11,809,500
General Electric Co.	1,650,000	43,362,000
		55,171,500
Machinery - 0.4%
Valmont Industries, Inc.	50,000	7,597,500
Professional Services - 1.0%
Acacia Research Corp.	640,100	11,361,775
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	100,000	$ 10,423,000
		21,784,775
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	50,000	3,689,000
Kansas City Southern	37,500	4,031,625
Union Pacific Corp.	100,000	9,975,000
		17,695,625
Trading Companies & Distributors - 0.1%
Now, Inc.	56,250	2,036,813
TOTAL INDUSTRIALS		178,224,422
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 3.7%
Cisco Systems, Inc.	1,700,000	42,245,000
Juniper Networks, Inc. (a)	250,000	6,135,000
QUALCOMM, Inc.	337,500	26,730,000
Riverbed Technology, Inc. (a)	250,000	5,157,500
		80,267,500
Electronic Equipment & Components - 0.7%
Hitachi Ltd.	1,100,000	8,061,975
TE Connectivity Ltd.	100,000	6,184,000
		14,245,975
Internet Software & Services - 4.6%
Cornerstone OnDemand, Inc. (a)	125,000	5,752,500
Dice Holdings, Inc. (a)	175,000	1,331,750
Facebook, Inc. Class A (a)	200,000	13,458,000
Google, Inc. Class C (a)	105,000	60,404,400
Yahoo!, Inc. (a)	550,000	19,321,500
		100,268,150
IT Services - 6.1%
Cognizant Technology Solutions Corp. Class A (a)	187,500	9,170,625
Fidelity National Information Services, Inc.	125,000	6,842,500
IBM Corp.	345,000	62,538,149
MasterCard, Inc. Class A	175,000	12,857,250
Paychex, Inc.	337,500	14,026,500
Quindell PLC (d)	1,264,413	4,977,008
Visa, Inc. Class A	100,000	21,071,000
		131,483,032

	Shares	Value
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	550,000	$ 12,402,500
Broadcom Corp. Class A	900,000	33,408,000
		45,810,500
Software - 4.4%
Citrix Systems, Inc. (a)	100,000	6,255,000
Imperva, Inc. (a)	44,900	1,175,482
Microsoft Corp.	1,000,000	41,700,000
Nuance Communications, Inc. (a)(d)	500,000	9,385,000
Oracle Corp.	750,000	30,397,500
ServiceNow, Inc. (a)	87,500	5,421,500
		94,334,482
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	525,000	48,788,250
First Data Holdings, Inc. Class B (f)(h)	2,164,642	8,658,568
Fusion-io, Inc. (a)	175,000	1,977,500
		59,424,318
TOTAL INFORMATION TECHNOLOGY		525,833,957
MATERIALS - 1.8%
Chemicals - 0.7%
Monsanto Co.	50,000	6,237,000
Potash Corp. of Saskatchewan, Inc.	100,000	3,803,008
Tronox Ltd. Class A	200,000	5,380,000
		15,420,008
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	425,000	15,512,500
Paper & Forest Products - 0.4%
West Fraser Timber Co. Ltd. (d)	175,000	8,480,624
TOTAL MATERIALS		39,413,132
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	1,100,000	53,823,000
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	150,000	5,472,000
Southern Co.	165,000	7,487,700
		12,959,700
TOTAL COMMON STOCKS (Cost $1,690,401,955)		2,027,583,764
Convertible Preferred Stocks - 0.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
NJOY, Inc.:
Series C (h)	65,160	$ 1,102,905
Series D (h)	20,764	351,454
		1,454,359
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $878,142)		1,454,359
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 2,000,000	1,664,880
TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		1,664,880
Other - 0.7%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(h)(i)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (e)(h)(i)	3,333,333	7,487,901
TOTAL OTHER (Cost $10,000,000)		14,154,568
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 0.11% (b)	123,047,963	123,047,963
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	49,680,020	49,680,020
TOTAL MONEY MARKET FUNDS (Cost $172,727,983)		172,727,983
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,876,008,080)		2,217,585,554
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(59,443,981)
NET ASSETS - 100%		$ 2,158,141,573
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,663,295 or 1.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
First Data Holdings, Inc. Class B	6/26/14	$ 8,658,568
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
(i) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,736
Fidelity Securities Lending Cash Central Fund	452,817
Total	$ 495,553
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 6,666,667	$ -	$ -	$ 800,000	$ 6,666,667
EQTY ER Holdings, LLC	3,333,333	-	-	-	7,487,901
Total	$ 10,000,000	$ -	$ -	$ 800,000	$ 14,154,568
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 225,682,703	$ 216,999,544	$ -	$ 8,683,159
Consumer Staples	201,932,889	190,994,255	10,938,634	-
Energy	258,872,218	258,872,218	-	-
Financials	350,167,277	342,000,277	-	8,167,000
Health Care	182,128,825	177,197,363	4,931,462	-
Industrials	178,224,422	178,224,422	-	-
Information Technology	525,833,957	509,113,414	8,061,975	8,658,568
Materials	39,413,132	39,413,132	-	-
Telecommunication Services	53,823,000	53,823,000	-	-
Utilities	12,959,700	12,959,700	-	-
Corporate Bonds	1,664,880	-	1,664,880	-
Other/Energy	14,154,568	-	14,154,568	-
Money Market Funds	172,727,983	172,727,983	-	-
Total Investments in Securities:	$ 2,217,585,554	$ 2,152,325,308	$ 39,751,519	$ 25,508,727
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,049,893
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	448,812
Cost of Purchases	9,010,022
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(10,000,000)
Ending Balance	$ 25,508,727
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 448,812

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,880,200,460. Net unrealized appreciation aggregated $337,385,094, of which $399,529,769 related to appreciated investment securities and $62,144,675 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/14	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 24,054,368	Discounted cash flow	Discount rate	15.0%	Decrease
		Last transaction price	Transaction price	$ 4.00	Increase
		Market comparable	EV/EBITDA multiple	8.5 - 10.9/9.8	Increase
Convertible Preferred Stocks	$ 1,454,359	Last transaction price	Transaction price	$ 16.93	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund
Class A

June 30, 2014

1.818358.109

DESIN-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.2%
Gentex Corp.	175,000	$ 5,090,750
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	50,000	5,983,000
Hotels, Restaurants & Leisure - 2.5%
Arcos Dorados Holdings, Inc. Class A (d)	250,000	2,800,000
Darden Restaurants, Inc. (d)	225,000	10,410,750
McDonald's Corp.	125,000	12,592,500
Texas Roadhouse, Inc. Class A	175,000	4,550,000
Yum! Brands, Inc.	250,000	20,300,000
Zoe's Kitchen, Inc. (d)	75,000	2,578,500
		53,231,750
Internet & Catalog Retail - 0.0%
zulily, Inc. Class A	25,000	1,023,750
Leisure Products - 0.8%
Brunswick Corp.	225,000	9,479,250
New Academy Holding Co. LLC unit (a)(g)(h)	60,000	7,228,800
		16,708,050
Media - 2.6%
Comcast Corp. Class A (special) (non-vtg.) (d)	775,000	41,330,750
Sinclair Broadcast Group, Inc. Class A (d)	325,000	11,293,750
Smiles SA	200,000	4,252,546
		56,877,046
Multiline Retail - 2.0%
Dollar General Corp. (a)	125,000	7,170,000
Kohl's Corp.	175,000	9,219,000
Target Corp.	450,000	26,077,500
		42,466,500
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	50,000	2,162,500
PetSmart, Inc.	200,000	11,960,000
Staples, Inc.	375,000	4,065,000
The Men's Wearhouse, Inc.	100,000	5,580,000
TJX Companies, Inc.	125,000	6,643,750
		30,411,250
Textiles, Apparel & Luxury Goods - 0.6%
Arezzo Industria e Comercio SA	550,000	7,856,076
Brunello Cucinelli SpA	201,500	4,580,172
		12,436,248
TOTAL CONSUMER DISCRETIONARY		224,228,344
CONSUMER STAPLES - 9.4%
Beverages - 2.6%
Molson Coors Brewing Co. Class B	100,000	7,416,000

	Shares	Value
PepsiCo, Inc.	150,000	$ 13,401,000
The Coca-Cola Co.	850,000	36,006,000
		56,823,000
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	300,000	22,611,000
Whole Foods Market, Inc.	175,000	6,760,250
		29,371,250
Food Products - 0.7%
Amira Nature Foods Ltd. (a)(d)	267,000	3,655,230
Kellogg Co.	175,000	11,497,500
		15,152,730
Household Products - 1.8%
Procter & Gamble Co.	500,000	39,295,000
Tobacco - 2.9%
British American Tobacco PLC sponsored ADR	175,000	20,839,000
Japan Tobacco, Inc.	300,000	10,938,634
Lorillard, Inc.	207,500	12,651,275
Philip Morris International, Inc.	200,000	16,862,000
		61,290,909
TOTAL CONSUMER STAPLES		201,932,889
ENERGY - 11.9%
Energy Equipment & Services - 2.7%
Ensco PLC Class A	275,000	15,281,750
National Oilwell Varco, Inc.	225,000	18,528,750
Noble Corp.	275,000	9,229,000
Schlumberger Ltd.	125,000	14,743,750
		57,783,250
Oil, Gas & Consumable Fuels - 9.2%
Amyris, Inc. (a)(d)	647,329	2,414,537
Anadarko Petroleum Corp.	45,000	4,926,150
Apache Corp.	162,500	16,350,750
Cabot Oil & Gas Corp.	150,000	5,121,000
Cameco Corp. (d)	200,000	3,922,965
Canadian Natural Resources Ltd.	300,000	13,784,734
Chevron Corp.	325,000	42,428,750
CONSOL Energy, Inc.	450,000	20,731,500
Markwest Energy Partners LP	175,000	12,526,500
Paladin Energy Ltd. (Australia) (a)(d)	2,250,000	625,883
Peabody Energy Corp.	600,000	9,810,000
Suncor Energy, Inc.	1,025,000	43,706,949
The Williams Companies, Inc.	425,000	24,739,250
		201,088,968
TOTAL ENERGY		258,872,218
FINANCIALS - 16.2%
Banks - 6.2%
Bank of America Corp.	1,600,000	24,592,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.	775,000	$ 36,502,500
JPMorgan Chase & Co.	725,000	41,774,500
Standard Chartered PLC (United Kingdom)	475,000	9,706,205
Wells Fargo & Co.	425,000	22,338,000
		134,913,205
Capital Markets - 5.3%
Apollo Global Management LLC Class A	275,000	7,623,000
Goldman Sachs Group, Inc.	62,500	10,465,000
KKR & Co. LP	1,210,000	29,439,300
Morgan Stanley, Inc.	637,500	20,610,375
State Street Corp.	250,000	16,815,000
The Blackstone Group LP	875,000	29,260,000
Uranium Participation Corp. (a)	200,000	909,048
		115,121,723
Diversified Financial Services - 0.4%
KKR Renaissance Co-Invest LP unit (h)	50,000	8,167,000
Insurance - 2.9%
Allied World Assurance Co. Holdings Ltd.	255,600	9,717,912
Brasil Insurance Participacoes e Administracao SA	1,000,000	4,865,354
MetLife, Inc.	400,000	22,224,000
The Chubb Corp.	175,000	16,129,750
The Travelers Companies, Inc.	100,000	9,407,000
		62,344,016
Thrifts & Mortgage Finance - 1.4%
Radian Group, Inc. (d)	2,000,090	29,621,333
TOTAL FINANCIALS		350,167,277
HEALTH CARE - 8.4%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	40,000	2,526,800
Amgen, Inc.	200,000	23,674,000
Clovis Oncology, Inc. (a)	100,000	4,141,000
Dyax Corp. (a)	200,000	1,920,000
Infinity Pharmaceuticals, Inc. (a)	175,000	2,229,500
Intercept Pharmaceuticals, Inc. (a)	10,300	2,437,289
MEI Pharma, Inc. (a)(d)	600,000	3,804,000
		40,732,589
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	75,000	5,422,500
Boston Scientific Corp. (a)	350,000	4,469,500
Edwards Lifesciences Corp. (a)	62,500	5,365,000
Haemonetics Corp. (a)	150,000	5,292,000
		20,549,000
Health Care Providers & Services - 3.0%
Catamaran Corp. (a)	225,000	9,935,804

	Shares	Value
China Cord Blood Corp. (a)	675,000	$ 3,726,000
Community Health Systems, Inc. (a)	237,500	10,775,375
Express Scripts Holding Co. (a)	150,000	10,399,500
HCA Holdings, Inc. (a)	150,000	8,457,000
Laboratory Corp. of America Holdings (a)	37,500	3,840,000
McKesson Corp.	50,000	9,310,500
Qualicorp SA (a)	500,000	5,906,314
Universal American Spin Corp.	300,000	2,499,000
		64,849,493
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	250,000	4,012,500
MedAssets, Inc. (a)	799,974	18,271,406
		22,283,906
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	100,000	4,711,000
Pharmaceuticals - 1.3%
Actavis PLC (a)	27,500	6,133,875
Astellas Pharma, Inc.	375,000	4,931,462
GlaxoSmithKline PLC sponsored ADR	100,000	5,348,000
Jazz Pharmaceuticals PLC (a)	50,000	7,350,500
TherapeuticsMD, Inc. (a)	475,000	2,099,500
XenoPort, Inc. (a)	650,000	3,139,500
		29,002,837
TOTAL HEALTH CARE		182,128,825
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.6%
KEYW Holding Corp. (a)	14,850	186,665
United Technologies Corp.	112,500	12,988,125
		13,174,790
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	90,000	5,741,100
Expeditors International of Washington, Inc.	150,000	6,624,000
FedEx Corp.	70,000	10,596,600
PostNL NV (a)	1,400,000	6,613,719
United Parcel Service, Inc. Class B	200,000	20,532,000
		50,107,419
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	200,000	10,656,000
Industrial Conglomerates - 2.6%
Danaher Corp.	150,000	11,809,500
General Electric Co.	1,650,000	43,362,000
		55,171,500
Machinery - 0.4%
Valmont Industries, Inc.	50,000	7,597,500
Professional Services - 1.0%
Acacia Research Corp.	640,100	11,361,775
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	100,000	$ 10,423,000
		21,784,775
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	50,000	3,689,000
Kansas City Southern	37,500	4,031,625
Union Pacific Corp.	100,000	9,975,000
		17,695,625
Trading Companies & Distributors - 0.1%
Now, Inc.	56,250	2,036,813
TOTAL INDUSTRIALS		178,224,422
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 3.7%
Cisco Systems, Inc.	1,700,000	42,245,000
Juniper Networks, Inc. (a)	250,000	6,135,000
QUALCOMM, Inc.	337,500	26,730,000
Riverbed Technology, Inc. (a)	250,000	5,157,500
		80,267,500
Electronic Equipment & Components - 0.7%
Hitachi Ltd.	1,100,000	8,061,975
TE Connectivity Ltd.	100,000	6,184,000
		14,245,975
Internet Software & Services - 4.6%
Cornerstone OnDemand, Inc. (a)	125,000	5,752,500
Dice Holdings, Inc. (a)	175,000	1,331,750
Facebook, Inc. Class A (a)	200,000	13,458,000
Google, Inc. Class C (a)	105,000	60,404,400
Yahoo!, Inc. (a)	550,000	19,321,500
		100,268,150
IT Services - 6.1%
Cognizant Technology Solutions Corp. Class A (a)	187,500	9,170,625
Fidelity National Information Services, Inc.	125,000	6,842,500
IBM Corp.	345,000	62,538,149
MasterCard, Inc. Class A	175,000	12,857,250
Paychex, Inc.	337,500	14,026,500
Quindell PLC (d)	1,264,413	4,977,008
Visa, Inc. Class A	100,000	21,071,000
		131,483,032

	Shares	Value
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	550,000	$ 12,402,500
Broadcom Corp. Class A	900,000	33,408,000
		45,810,500
Software - 4.4%
Citrix Systems, Inc. (a)	100,000	6,255,000
Imperva, Inc. (a)	44,900	1,175,482
Microsoft Corp.	1,000,000	41,700,000
Nuance Communications, Inc. (a)(d)	500,000	9,385,000
Oracle Corp.	750,000	30,397,500
ServiceNow, Inc. (a)	87,500	5,421,500
		94,334,482
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	525,000	48,788,250
First Data Holdings, Inc. Class B (f)(h)	2,164,642	8,658,568
Fusion-io, Inc. (a)	175,000	1,977,500
		59,424,318
TOTAL INFORMATION TECHNOLOGY		525,833,957
MATERIALS - 1.8%
Chemicals - 0.7%
Monsanto Co.	50,000	6,237,000
Potash Corp. of Saskatchewan, Inc.	100,000	3,803,008
Tronox Ltd. Class A	200,000	5,380,000
		15,420,008
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	425,000	15,512,500
Paper & Forest Products - 0.4%
West Fraser Timber Co. Ltd. (d)	175,000	8,480,624
TOTAL MATERIALS		39,413,132
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	1,100,000	53,823,000
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	150,000	5,472,000
Southern Co.	165,000	7,487,700
		12,959,700
TOTAL COMMON STOCKS (Cost $1,690,401,955)		2,027,583,764
Convertible Preferred Stocks - 0.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
NJOY, Inc.:
Series C (h)	65,160	$ 1,102,905
Series D (h)	20,764	351,454
		1,454,359
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $878,142)		1,454,359
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 2,000,000	1,664,880
TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		1,664,880
Other - 0.7%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(h)(i)	6,666,667	6,666,667
	Shares
EQTY ER Holdings, LLC (e)(h)(i)	3,333,333	7,487,901
TOTAL OTHER (Cost $10,000,000)		14,154,568
Money Market Funds - 8.0%

Fidelity Cash Central Fund, 0.11% (b)	123,047,963	123,047,963
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	49,680,020	49,680,020
TOTAL MONEY MARKET FUNDS (Cost $172,727,983)		172,727,983
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,876,008,080)		2,217,585,554
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(59,443,981)
NET ASSETS - 100%		$ 2,158,141,573
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,663,295 or 1.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 6,666,667
EQTY ER Holdings, LLC	1/29/13	$ 3,333,333
First Data Holdings, Inc. Class B	6/26/14	$ 8,658,568
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
(i) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,736
Fidelity Securities Lending Cash Central Fund	452,817
Total	$ 495,553
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 6,666,667	$ -	$ -	$ 800,000	$ 6,666,667
EQTY ER Holdings, LLC	3,333,333	-	-	-	7,487,901
Total	$ 10,000,000	$ -	$ -	$ 800,000	$ 14,154,568
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 225,682,703	$ 216,999,544	$ -	$ 8,683,159
Consumer Staples	201,932,889	190,994,255	10,938,634	-
Energy	258,872,218	258,872,218	-	-
Financials	350,167,277	342,000,277	-	8,167,000
Health Care	182,128,825	177,197,363	4,931,462	-
Industrials	178,224,422	178,224,422	-	-
Information Technology	525,833,957	509,113,414	8,061,975	8,658,568
Materials	39,413,132	39,413,132	-	-
Telecommunication Services	53,823,000	53,823,000	-	-
Utilities	12,959,700	12,959,700	-	-
Corporate Bonds	1,664,880	-	1,664,880	-
Other/Energy	14,154,568	-	14,154,568	-
Money Market Funds	172,727,983	172,727,983	-	-
Total Investments in Securities:	$ 2,217,585,554	$ 2,152,325,308	$ 39,751,519	$ 25,508,727
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,049,893
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	448,812
Cost of Purchases	9,010,022
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(10,000,000)
Ending Balance	$ 25,508,727
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 448,812

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,880,200,460. Net unrealized appreciation aggregated $337,385,094, of which $399,529,769 related to appreciated investment securities and $62,144,675 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/14	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 24,054,368	Discounted cash flow	Discount rate	15.0%	Decrease
		Last transaction price	Transaction price	$ 4.00	Increase
		Market comparable	EV/EBITDA multiple	8.5 - 10.9/9.8	Increase
Convertible Preferred Stocks	$ 1,454,359	Last transaction price	Transaction price	$ 16.93	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 29, 2014